CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from/(used in) operations	$ 322	$ 611	$ 530
Net interest paid	(123)	(113)	(155)
Settlement of foreign currency derivative financial instruments	41	8
Income tax paid	(35)	(48)	(41)
Cash flows from/(used in) operating activities	205	458	334
Cash flows used in investing activities
Purchase of property, plant and equipment and intangible assets	(585)	(679)	(263)
Purchase of intangible assets	(11)	(8)	(5)
Proceeds from disposal of property, plant and equipment	1	1
Purchase of business, net of cash acquired		(5)
Net cash used in investing activities	(595)	(691)	(268)
Net cash inflow/(outflow) from financing activities
Proceeds from borrowings	709	2,773
Repayment of borrowings	(110)	(5)	(8)
Deferred debt issue costs paid	(11)	(35)
Lease payments	(59)	(48)	(35)
Proceeds from ordinary share issuance, net of costs	(1)	925
Proceeds from preferred share issuance, net of costs	257
Dividends paid	(251)
Treasury shares purchased	(35)
Repayment of related party borrowings to Ardagh		(2,738)
Payment as part of capital reorganization		(574)
Proceeds from related party borrowings from Ardagh		2
Cash received from Ardagh		206
Redemption premium and issuance costs paid		(52)
Cash remitted to Ardagh			(55)
Net cash inflow/(outflow) from financing activities	499	454	(98)
Net increase/(decrease) in cash, cash equivalents and restricted cash	109	221	(32)
Cash, cash equivalents and restricted cash at the beginning of the year	463	257	284
Exchange (loss)/gain on cash, cash equivalents and restricted cash	(17)	(15)	5
Cash, cash equivalents and restricted cash at the end of the year	$ 555	$ 463	$ 257